Financial risk - Future undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Cash and due from banks	$ 1,241,586	$ 1,253,052	$ 863,812
Securities, net	1,023,632	831,913
Loans and receivables, gross	6,763,020
Derivative financial instruments - assets	68,159	10,805
Liabilities [abstract]
Deposits from customers	(3,205,386)	(3,037,457)
Repurchase agreements and cash collateral on securities lent	(300,498)	(427,497)
Borrowings	(4,416,511)	(3,304,178)	$ (1,966,271)	$ (3,118,396)
Lease liabilities	(16,745)	(17,733)
Derivative financial liabilities	(33,761)	(28,455)
Liquidity risk
Assets [abstract]
Cash and due from banks	1,241,586	1,253,052
Securities, net	1,023,632	831,913
Loans and receivables, gross	6,760,434	5,713,022
Derivative financial instruments - assets	68,159	10,805
Total	9,093,811	7,808,792
Liabilities [abstract]
Deposits from customers	(3,205,386)	(3,037,457)
Repurchase agreements and cash collateral on securities lent	(300,498)	(427,497)
Borrowings	(4,464,389)	(3,315,500)
Lease liabilities	(16,745)	(17,733)
Derivative financial liabilities	(33,761)	(28,455)
Total Cash Flow Liabilities	(8,020,779)	(6,826,642)
Subtotal net position	1,073,032	982,150
Contingencies [Abstract]
Confirmed letters of credit
Stand-By Letters Of Credit And Guaranteed
Credit commitments
Total Contingencies
Assets (liabilities)
Not later than three months [member] | Liquidity risk
Assets [abstract]
Cash and due from banks	1,241,779	1,253,052
Securities, net	129,983	36,984
Loans and receivables, gross	2,294,259	1,936,018
Derivative financial instruments - assets	4,216	2,791
Total	3,670,237	3,228,845
Liabilities [abstract]
Deposits from customers	(2,770,754)	(2,641,995)
Repurchase agreements and cash collateral on securities lent	(53,418)	(333,031)
Borrowings	(776,584)	(583,283)
Lease liabilities	(384)	(393)
Derivative financial liabilities	(3,702)	0
Total Cash Flow Liabilities	(3,604,842)	(3,558,702)
Subtotal net position	65,395	(329,857)
Contingencies [Abstract]
Confirmed letters of credit	166,367	149,672
Stand-By Letters Of Credit And Guaranteed	132,353	75,245
Credit commitments	0	35,000
Total Contingencies	298,720	259,917
Assets (liabilities)	(233,325)	(589,774)
Later than three months and not later than six months [member] | Liquidity risk
Assets [abstract]
Cash and due from banks	0	0
Securities, net	105,789	44,743
Loans and receivables, gross	1,478,494	1,040,765
Derivative financial instruments - assets	10,831	3,592
Total	1,595,114	1,089,100
Liabilities [abstract]
Deposits from customers	(256,989)	(310,326)
Repurchase agreements and cash collateral on securities lent	(64,513)	(60,218)
Borrowings	(895,531)	(726,715)
Lease liabilities	(384)	(393)
Derivative financial liabilities	(764)	(4,821)
Total Cash Flow Liabilities	(1,218,181)	(1,102,473)
Subtotal net position	376,933	(13,373)
Contingencies [Abstract]
Confirmed letters of credit	117,398	62,123
Stand-By Letters Of Credit And Guaranteed	117,750	118,287
Credit commitments	13,102	0
Total Contingencies	248,250	180,410
Assets (liabilities)	128,683	(193,783)
Later than six months and not later than one year [member] | Liquidity risk
Assets [abstract]
Cash and due from banks	0	0
Securities, net	98,345	179,219
Loans and receivables, gross	1,223,661	1,349,286
Derivative financial instruments - assets	14,015	0
Total	1,336,021	1,528,505
Liabilities [abstract]
Deposits from customers	(161,889)	(79,034)
Repurchase agreements and cash collateral on securities lent	(55,144)	0
Borrowings	(934,288)	(802,911)
Lease liabilities	(738)	(787)
Derivative financial liabilities	(63)	(7,773)
Total Cash Flow Liabilities	(1,152,122)	(890,505)
Subtotal net position	183,899	638,000
Contingencies [Abstract]
Confirmed letters of credit	21,024	2,435
Stand-By Letters Of Credit And Guaranteed	92,750	54,375
Credit commitments	32,906	45,000
Total Contingencies	146,680	101,810
Assets (liabilities)	37,219	536,190
Later than one year and not later than five years [member] | Liquidity risk
Assets [abstract]
Cash and due from banks	0	0
Securities, net	744,996	599,397
Loans and receivables, gross	2,244,454	1,568,311
Derivative financial instruments - assets	39,097	4,422
Total	3,028,547	2,172,130
Liabilities [abstract]
Deposits from customers	(39,805)	(8,090)
Repurchase agreements and cash collateral on securities lent	(138,286)	(35,515)
Borrowings	(2,212,704)	(1,348,323)
Lease liabilities	(5,769)	(5,819)
Derivative financial liabilities	(26,882)	(15,145)
Total Cash Flow Liabilities	(2,423,446)	(1,412,892)
Subtotal net position	605,101	759,238
Contingencies [Abstract]
Confirmed letters of credit	0	0
Stand-By Letters Of Credit And Guaranteed	8,772	20,289
Credit commitments	76,952	41,333
Total Contingencies	85,724	61,622
Assets (liabilities)	519,377	697,616
Later than five years [member] | Liquidity risk
Assets [abstract]
Cash and due from banks	0	0
Securities, net	10,293	0
Loans and receivables, gross	158,967	151,529
Derivative financial instruments - assets	0	0
Total	169,260	151,529
Liabilities [abstract]
Deposits from customers	0	0
Repurchase agreements and cash collateral on securities lent	0	0
Borrowings	(41,523)	(16,536)
Lease liabilities	(13,771)	(15,215)
Derivative financial liabilities	(2,350)	(716)
Total Cash Flow Liabilities	(57,644)	(32,467)
Subtotal net position	111,616	119,062
Contingencies [Abstract]
Confirmed letters of credit	0	0
Stand-By Letters Of Credit And Guaranteed	0	0
Credit commitments	0	0
Total Contingencies	0	0
Assets (liabilities)	111,616	119,062
Gross Inflow Outflow [Member] | Liquidity risk
Assets [abstract]
Cash and due from banks	1,241,779	1,253,052
Securities, net	1,089,406	860,343
Loans and receivables, gross	7,399,835	6,045,909
Derivative financial instruments - assets	68,159	10,805
Total	9,799,179	8,170,109
Liabilities [abstract]
Deposits from customers	(3,229,437)	(3,039,445)
Repurchase agreements and cash collateral on securities lent	(311,361)	(428,764)
Borrowings	(4,860,630)	(3,477,768)
Lease liabilities	(21,046)	(22,607)
Derivative financial liabilities	(33,761)	(28,455)
Total Cash Flow Liabilities	(8,456,235)	(6,997,039)
Subtotal net position	1,342,944	1,173,070
Contingencies [Abstract]
Confirmed letters of credit	304,789	214,230
Stand-By Letters Of Credit And Guaranteed	351,625	268,196
Credit commitments	122,960	121,333
Total Contingencies	779,374	603,759
Assets (liabilities)	$ 563,570	$ 569,311